Variable Interest Entities (Tables)	12 Months Ended
Jun. 30, 2022
Variable Interest Entities
Summary of balances and amounts of the VIEs included in the Group's consolidated financial statements

	As of June 30,
	2021	2022	2022
	(RMB)	(RMB)	(US$)

Total Assets	1,349,713	1,609,296	239,785
Total liabilities	799,410	784,499	116,891

	Years Ended June 30,
	2020	2021	2022	2022
	(RMB)	(RMB)	(RMB)	(US$)

Net revenues	1,284,863	1,834,422	1,942,113	300,786
Net income	106,151	207,662	239,445	37,084
Cash flow provided by operating activities	133,210	334,038	242,326	36,107
Cash flow used in investing activities	(43,439)	(14,631)	(286,497)	(42,688)
Cash flow provided by/(used in) financing activities	(5,709)	4,895	(1,000)	(149)